Trade and other receivables - Disclosure of Trade Receivables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 253	SFr 286
EUR
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 253	SFr 286